Accounts receivable, net (Tables)	12 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of accounts receivable, net

Accounts receivable, net consists of the following:

	As of June 30,
	2026	2025
Accounts receivable	$32,751,346	$29,942,050
Allowance for expected credit losses	(3,490,948)	(1,570,348)
Total, net	$29,260,398	$28,371,702

Schedule of aging analysis of accounts receivable

As of each balance sheet date, the aging analysis of accounts receivable, net of allowance for expected credit losses, based on the invoice date, is as follows:

	As of June 30,
	2026	2025
Within 90 days	$14,366,976	$11,898,706
Between 91 and 180 days	690,325	1,636,109
Between 181 and 270 days	1,024,174	5,095,824
More than 270 days	13,178,923	9,741,063
Total	$29,260,398	$28,371,702

Schedule of movement of allowances for expected credit loss

The movement in the allowance for expected credit losses is as follows:

	As of June 30,
	2026	2025
Balance at July 1, 2025 and January 1, 2025	$1,570,348	$1,486,333
Addition	1,850,064	807
Foreign exchange difference	70,536	83,208
Balance at June 30, 2026 and June 30, 2025	$3,490,948	$1,570,348